                      NEW YORK LIFE ELITE VARIABLE ANNUITY

                                       AND

                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   (FORMERLY MAINSTAY ELITE VARIABLE ANNUITY)

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                        SUPPLEMENT DATED FEBRUARY 9, 2009
                       TO THE PROSPECTUS DATED MAY 1, 2008

     This supplement amends the May 1, 2008 prospectus (the "Prospectus") for the New York Life Elite Variable Annuity, and New York Life (formerly MainStay) Elite Variable Annuity policies (the "policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2008 prospectus for the policies. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to change the current charge that is assessed for the Investment Protection Plan Rider (the "IPP Rider").

     Keeping these purposes in mind, please note the following:

I.  OPTIONAL RIDER CHARGES

     Replace the information about the current IPP Rider charge in the table showing the OPTIONAL RIDER CHARGES with the following:

--------------------------------------------------------------
---------------------------------------------
Current Investment Protection Plan Rider
  Charge                                            0.65%
--------------------------------------------------------------

II.  EXAMPLES

     All of the expense examples in the section of the Prospectus entitled "EXAMPLES" are deleted in their entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------------------------
                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                               ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION             1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
--------------------------------------------------------------------------------------------------------------------------
without any Riders           $1,108.34   $1,152.77   $1,944.59   $4,009.04   $1,108.34   $1,899.08   $2,517.87   $4,009.04
--------------------------------------------------------------------------------------------------------------------------
with IPP Rider               $1,169.43   $1,343.80   $2,251.92   $4,565.88   $1,169.43   $2.075.64   $2,806.80   $4,565.88
--------------------------------------------------------------------------------------------------------------------------
with EBB Rider               $1,136.54   $1,241.27   $2,087.50   $4,270.56   $1,136.54   $1,980.87   $2,652.22   $4,270.56
--------------------------------------------------------------------------------------------------------------------------
with ADBR Rider              $1,141.23   $1,255.96   $2,111.13   $4,313.39   $1,141.23   $1,994.45   $2,674.44   $4,313.39
--------------------------------------------------------------------------------------------------------------------------
with IPP & EBB Riders        $1,197.63   $1,432.30   $2,394.83   $4,827.42   $1,197.63   $2,157.43   $2,941.15   $4,827.42
--------------------------------------------------------------------------------------------------------------------------
with IPP & ADBR Riders       $1,202.33   $1,446.99   $2,418.46   $4,870.25   $1,202.33   $2,171.01   $2,963.36   $4,870.25
--------------------------------------------------------------------------------------------------------------------------
with EBB & ADBR Riders       $1,169.43   $1,344.44   $2,254.02   $4,574.91   $1,169.43   $2,076.23   $2,808.78   $4,574.91
--------------------------------------------------------------------------------------------------------------------------
with all Riders              $1,230.52   $1,535.48   $2,561.36   $5,131.77   $1,230.52   $2,252.80   $3,097.71   $5,131.77
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
                                             EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
------------------------------------------------------------------------
INVESTMENT DIVISION            1 YR       3 YR        5 YR       10 YR
------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
------------------------------------------------------------------------
without any Riders           $379.64   $1,152.77   $1,944.59   $4,009.04
------------------------------------------------------------------------
with IPP Rider               $445.41   $1,343.80   $2,251.92   $4,565.88
------------------------------------------------------------------------
with EBB Rider               $410.06   $1,241.27   $2,087.50   $4,270.56
------------------------------------------------------------------------
with ADBR Rider              $415.12   $1,255.96   $2,111.13   $4,313.39
------------------------------------------------------------------------
with IPP & EBB Riders        $475.89   $1,432.30   $2,394.83   $4,827.42
------------------------------------------------------------------------
with IPP & ADBR Riders       $480.96   $1,446.99   $2,418.46   $4,870.25
------------------------------------------------------------------------
with EBB & ADBR Riders       $445.51   $1,344.44   $2,254.02   $4,574.91
------------------------------------------------------------------------
with all Riders              $511.34   $1,535.48   $2,561.36   $5,131.77
------------------------------------------------------------------------

III. Under the section of the Prospectus entitled "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ELITE VARIABLE ANNUITY," the fifth paragraph of Question 4 is deleted in its entirety and is replaced with the following:

               If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES -- Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER
               CHARGES -- Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

IV. Under the section of the Prospectus entitled "OTHER CHARGES -- (D) INVESTMENT PROTECTION PLAN RIDER CHARGE (OPTIONAL)," the second paragraph is deleted in its entirety and is replaced with the following:

               The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

V.  APPENDIX I -- EXAMPLES

     All of the expense examples in "APPENDIX 1" to the Prospectus are deleted in their entirety and replaced with the following:

----------------------------------------------------------------------------------------
                                                                EXPENSES IF YOU
                                                             SURRENDER YOUR POLICY
----------------------------------------------------------------------------------------
INVESTMENT DIVISION                           1 YR        3 YR        5 YR       10 YR
----------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
----------------------------------------------------------------------------------------
without any Riders                         $1,108.34   $1,805.79   $2,422.33   $4,009.04
----------------------------------------------------------------------------------------
with IPP Rider                             $1,169.43   $1,984.16   $2,714.32   $4,565.88
----------------------------------------------------------------------------------------
with EBB Rider                             $1,135.54   $1,888.42   $2,558.10   $4,270.56
----------------------------------------------------------------------------------------
with ADBR Rider                            $1,141.23   $1,902.14   $2,580.56   $4,313.39
----------------------------------------------------------------------------------------
with IPP & EBB Riders                      $1,197.63   $2,066.79   $2,850.10   $4,827.42
----------------------------------------------------------------------------------------
with IPP & ADBR Riders                     $1,202.33   $2,080.51   $2,872.55   $4,870.25
----------------------------------------------------------------------------------------
with EBB & ADBR Riders                     $1,169.43   $1,984.76   $2,716.32   $4,574.91
----------------------------------------------------------------------------------------
with all Riders                            $1,230.52   $2,163.13   $3,008.32   $5,131.77
----------------------------------------------------------------------------------------




                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                        SUPPLEMENT DATED FEBRUARY 9, 2009
                       TO THE PROSPECTUS DATED MAY 1, 2008

     This supplement amends the May 1, 2008 prospectus (the "Prospectus") for the New York Life Premium Plus Elite Variable Annuity policies (the "policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2008 prospectus for the policies. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to change the current charge that is assessed for the Investment Protection Plan Rider (the "IPP Rider").

     Keeping these purposes in mind, please note the following:

I.  OPTIONAL RIDER CHARGES

  Replace the information about the current IPP Rider charge in the table showing the OPTIONAL RIDER CHARGES with the following:

--------------------------------------------------------------
---------------------------------------------
Current Investment Protection Plan Rider
  Charge                                            0.65%
--------------------------------------------------------------

     II. EXAMPLES

     All of the expense examples in the section of the Prospectus entitled "EXAMPLES" are deleted in their entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                               ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
INVESTMENT DIVISION
-------------------             1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
--------------------------------------------------------------------------------------------------------------------------
without any Riders           $1,127.35   $1,212.49   $2,041.13   $4,186.21   $1,127.35   $1,954.27   $2,608.63   $4,484.42
--------------------------------------------------------------------------------------------------------------------------
with IPP Rider               $1,188.32   $1,402.35   $2,345.23   $4,730.78   $1,188.32   $2,129.75   $2,894.52   $5,010.14
--------------------------------------------------------------------------------------------------------------------------
with EBB Rider               $1,155.49   $1,300.43   $2,182.53   $4,441.98   $1,155.49   $2,035.55   $2,741.56   $4,731.35
--------------------------------------------------------------------------------------------------------------------------
with ADBR Rider              $1,160.18   $1,315.04   $2,205.93   $4,483.87   $1,160.18   $2,049.06   $2,763.56   $4,771.79
--------------------------------------------------------------------------------------------------------------------------
with IPP & EBB Riders        $1,216.46   $1,490.28   $2,486.63   $4,986.55   $1,216.46   $2,211.02   $3,027.44   $5,257.08
--------------------------------------------------------------------------------------------------------------------------
with IPP & ADBR Riders       $1,221.15   $1,504.89   $2,510.02   $5,028.42   $1,221.15   $2,224.52   $3,049.43   $5,297.50
--------------------------------------------------------------------------------------------------------------------------
with EBB & ADBR Riders       $1,188.32   $1,402.98   $2,347.31   $4,739.63   $1,188.32   $2,130.34   $2,896.47   $5,018.72
--------------------------------------------------------------------------------------------------------------------------
with all Riders              $1,249.28   $1,592.83   $2,651.42   $5,284.20   $1,249.28   $2,305.80   $3,182.36   $5,544.44
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
------------------------------------------------------------------------
                                             EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
INVESTMENT DIVISION
-------------------            1 YR       3 YR        5 YR       10 YR
------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
------------------------------------------------------------------------
without any Riders           $400.16   $1,212.49   $2,041.13   $4,186.21
------------------------------------------------------------------------
with IPP Rider               $465.86   $1,402.35   $2,345.23   $4,730.78
------------------------------------------------------------------------
with EBB Rider               $430.48   $1,300.43   $2,182.53   $4,441.98
------------------------------------------------------------------------
with ADBR Rider              $435.54   $1,315.04   $2,205.93   $4,483.87
------------------------------------------------------------------------
with IPP & EBB Riders        $496.18   $1,490.28   $2,486.63   $4,986.55
------------------------------------------------------------------------
with IPP & ADBR Riders       $501.23   $1,504.89   $2,510.02   $5,028.42
------------------------------------------------------------------------
with EBB & ADBR Riders       $465.86   $1,402.98   $2,347.31   $4,739.63
------------------------------------------------------------------------
with all Riders              $531.56   $1,592.83   $2,651.42   $5,284.20
------------------------------------------------------------------------

III. Under the section of the Prospectus entitled "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY," the fifth paragraph of Question 4 is deleted in its entirety and is replaced with the following:

               If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES -- Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER
               CHARGES -- Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

IV. Under the section of the Prospectus entitled "OTHER CHARGES -- (D) INVESTMENT PROTECTION PLAN RIDER CHARGE (OPTIONAL)," the second paragraph is deleted in its entirety and is replaced with the following:

               The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

V.  APPENDIX I -- EXAMPLES

     All of the expense examples in "APPENDIX 1" to the Prospectus are deleted in their entirety and replaced with the following:

-----------------------------------------------------------------------------------------------
                                                                       EXPENSES IF YOU
                                                                    SURRENDER YOUR POLICY
-----------------------------------------------------------------------------------------------
INVESTMENT DIVISION                                  1 YR        3 YR        5 YR       10 YR
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY-CLASS II
-----------------------------------------------------------------------------------------------
without any Riders                                $1,127.25   $1,861.55   $2,514.05   $4,285.61
-----------------------------------------------------------------------------------------------
with IPP Rider                                    $1,188.32   $2,038.82   $2,802.97   $4,823.90
-----------------------------------------------------------------------------------------------
with EBB Rider                                    $1,155.49   $1,943.66   $2,648.39   $4,538.44
-----------------------------------------------------------------------------------------------
with ADBR Rider                                   $1,160.18   $1,957.31   $2,670.62   $4,579.85
-----------------------------------------------------------------------------------------------
with IPP & EBB Riders                             $1,216.46   $2,120.93   $2,937.30   $5,076.72
-----------------------------------------------------------------------------------------------
with IPP & ADBR Riders                            $1,221.15   $2,134.57   $2,959.53   $5,118.11
-----------------------------------------------------------------------------------------------
with EBB & ADBR Riders                            $1,188.32   $2,039.42   $2,804.95   $4,832.66
-----------------------------------------------------------------------------------------------
with all Riders                                   $1,249.28   $2,216.68   $3,093.87   $5,370.94
-----------------------------------------------------------------------------------------------




                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                                        3